Financial assets and liabilities at fair value held for trading (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		$ 127,514	$ 104,370
Financial liabilities at fair value held for trading	[1],[2],[3]	30,591	28,943
Equity instruments
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		96,787	72,768
Financial liabilities at fair value held for trading		22,734	21,886
Government bills / bonds
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		11,464	11,161
Financial liabilities at fair value held for trading		3,466	2,839
Corporate and municipal bonds
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		7,914	6,768
Financial liabilities at fair value held for trading		3,661	3,530
Loans
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		1,971	3,566
Investment fund units
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		8,867	9,716
Financial liabilities at fair value held for trading		698	689
Asset-backed securities
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		512	392
Other
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial liabilities at fair value held for trading		32	0
UBS AG
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		127,695	104,513
Financial liabilities at fair value held for trading		30,591	28,949
UBS AG | Equity instruments
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		96,788	72,771
Financial liabilities at fair value held for trading		22,734	21,892
UBS AG | Government bills / bonds
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		11,464	11,161
Financial liabilities at fair value held for trading		3,466	2,839
UBS AG | Corporate and municipal bonds
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		8,093	6,908
Financial liabilities at fair value held for trading		3,661	3,530
UBS AG | Loans
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		1,971	3,566
UBS AG | Investment fund units
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		8,867	9,716
Financial liabilities at fair value held for trading		698	689
UBS AG | Asset-backed securities
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		512	392
UBS AG | Other
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial liabilities at fair value held for trading		$ 32	$ 0

[1]
Carrying amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[2]
Contractual maturities of financial liabilities at fair value held for trading are: USD 30 billion due within 1 month (2018: USD 28.3 billion), USD 0.6 billion due between 1 month and 1 year (2018: USD 0.6 billion) and USD 0 billion due between 1 and 5 years (2018: USD 0 billion).

[3]
Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments